Cost Analysis Continuing Operations	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Cost Analysis Continuing Operations

3.  Cost Analysis

           Continuing Operations

	2017 €m	2016 €m	2015 €m
Cost of sales analysis
Raw materials and goods for resale	7,428	7,307	6,978
Employment costs (note 6)	2,869	2,725	2,446
Energy conversion costs	1,004	940	789
Repairs and maintenance	811	803	630
Depreciation, amortisation and impairment (i)	830	817	697
Change in inventory	(142)	(33)	37
Other production expenses (primarily sub-contractor costs and equipment rental)	4,103	4,007	3,166
Total	16,903	16,566	14,743

Operating costs analysis
Selling and distribution costs	4,236	4,100	3,593
Administrative expenses	1,986	2,215	1,904
Total	6,222	6,315	5,497

(i)    Depreciation, amortisation and impairment analysis

	Cost of sales			Operating costs			Total
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Depreciation and depletion (note 14)	830	817	667	160	170	158	990	987	825
Amortisation of intangible assets (note 15)	-	-	-	61	62	44	61	62	44
Impairment of property, plant and equipment	-	-	30	-	-	11	-	-	41
Impairment of intangible assets (note 15)	-	-	-	-	23	1	-	23	1
Impairment of financial assets	-	-	-	-	-	2	-	-	2
Total	830	817	697	221	255	216	1,051	1,072	913